Sep-30-03 03:38pm From-

T-158 P.004/004 F-425

Paras Madho
Manager
Securities Operations

[illegible]
New York, NY 10005

tel: 212.656.5026
fax: 212.656.5893
pmadho@nyse.com

1-12307

NYSE

03031131

September 30, 2003

PROCESSED
OCT 03 2003
THOMSON FINANCIAL

Mr. Brian Johnson
Branch Chief
Securities and Exchange Commission
Branch of Filer Support 2
Room 1004 -- STOP/1-4
450 Fifth Street, NW
Judiciary Plaza
Washington, DC 20549

RECD S.E.C.
SEP 30 2003
1086

Dear Ms. Hughes:

The New York Stock Exchange certifies approval for listing and registration under the Securities Exchange Act of 1934, ZIONS BANCORPORATION, 6.00% Subordinated Notes due September 15, 2015 and requests immediate acceleration of registration. Adequate distribution assured. Form 8-A received on September 30, 2003. Tentative listing date – October 2, 2003.

Sincerely,

Paras Madho